Segment, Product and Geographic Information (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 48,172	$ 54,461
Taiwan [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	47,144	53,413
China [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	767	914
U.S. [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	61	63
Japan [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	21	32
Korea [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 179	$ 39